Loans and Allowance for Credit Losses, Loans by Credit Impairment Methodology (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	$ 9,188		$ 9,932
Allowance for Credit Losses, Individually evaluated	3,970		5,009
Allowance for Credit Losses, Purchased Credit-Impaired	11		30		117	231	298
Total allowance for credit losses	13,169		14,971		17,477	19,668	23,463	25,031
Financing Receivable, Collectively evaluated	813,823		767,489
Financing Receivable, Individually evaluated	25,408		28,070
Purchased Credit Impaired Loans	23,320		26,727
Loans	862,551	[1],[2]	822,286	[1],[2]	798,351	769,631	757,267
Commercial Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	5,482		4,921
Allowance for Credit Losses, Individually evaluated	884		1,156
Allowance for Credit Losses, Purchased Credit-Impaired	11		26
Total allowance for credit losses	6,377		6,103		5,714
Financing Receivable, Collectively evaluated	409,560		369,252
Financing Receivable, Individually evaluated	3,759		5,334
Purchased Credit Impaired Loans	1,507		2,504						18,704
Loans	414,826		377,090		359,814	344,709	320,306
Consumer Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	3,706		5,011
Allowance for Credit Losses, Individually evaluated	3,086		3,853
Allowance for Credit Losses, Purchased Credit-Impaired	0		4
Total allowance for credit losses	6,792		8,868		11,763
Financing Receivable, Collectively evaluated	404,263		398,237
Financing Receivable, Individually evaluated	21,649		22,736
Purchased Credit Impaired Loans	21,813		24,223						40,093
Loans	$ 447,725		$ 445,196		$ 438,537	$ 424,922	$ 436,961

[1]	Financial information for certain periods prior to 2014 was revised to reflect our determination that certain factoring arrangements did not qualify as loans. See Note 1 (Summary of Significant Accounting Policies) for more information.
[2]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.